CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 4,087		$ 5,116	$ 5,482	$ 5,668	$ 6,719	$ 4,047
Accounts receivable, net of provision for credit losses of $385000 and $344000	6,287		37,207	54,638	29,629	19,050	26,354
Prepaid expenses and other current assets	1,112		759	1,427	1,052	1,038	883
Total current assets	11,486		43,082	61,547	36,349	26,807	31,284
Property, equipment and software, net	409		599	625	689	665	673
Goodwill	6,520		6,520	6,520	6,520	6,520	6,520
Intangible assets, net	10,219		11,684	12,172	12,661	13,149	13,638
Deferred tax asset, net	0		6,132	5,082	5,171	5,240	5,165
Operating lease right-of-use assets	873		788	675	714	757	799
Related party receivable	1,737		$ 1,737
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]			Related Party
Other long-term assets	47		$ 130	127	47	46	47
Total assets	31,291		70,672	86,748	62,151	53,184	58,126
CURRENT LIABILITIES
Accounts payable	6,452		33,926	45,021	23,358	13,787	17,695
Accrued liabilities	881		3,816	3,071	2,879	3,674	3,778
Liability related to tax receivable agreement, current portion	41		41	41	40	41	183
Current maturities of long-term debt	36,667		1,478	1,146	983	819	655
Deferred revenues	976		381	1,044	951	949	547
Operating lease liabilities, current portion	183		126	50	48	70	92
Income taxes payable	99		34	113	22	183	174
Related party payables				1,428	1,197	1,448	$ 1,448
Other Liability, Current, Related Party [Extensible Enumeration]							Related Party
Total current liabilities	45,299		39,802	55,454	29,478	20,971	$ 24,572
Total long-term debt, net of current portion	150		28,578	22,324	22,515	22,707	23,064
Liability related to tax receivable agreement, net of current portion	0		5,201	4,245	4,246	4,245	4,150
Operating lease liabilities, net of current portion	832		773	718	742	744	745
Total liabilities	46,281		74,354	82,891	57,131	48,817	52,531
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS’ DEFICIT
Additional paid-in capital	3,481		3,067	(371)	2,927	2,717	2,611
Accumulated deficit	(6,593)		(2,538)	205	(366)	(558)	(344)
Noncontrolling interest	(11,893)		(4,225)	4,009	2,445	2,194	3,314
Total stockholders’ deficit	(14,990)	$ (8,772)	(3,682)	3,857	5,020	4,367	5,595	$ (375)
Total liabilities and stockholders’ deficit	31,291		70,672	86,748	62,151	53,184	58,126
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	4		3	3	3	3	3
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock	$ 11		$ 11	$ 11	$ 11	$ 11	$ 11